S000013700 [Member] Average Annual Total Returns	12 Months Ended	54 Months Ended	60 Months Ended	74 Months Ended	98 Months Ended	120 Months Ended	216 Months Ended
	Dec. 31, 2024	Dec. 31, 2024 [2]	Dec. 31, 2024	Dec. 31, 2024 [3]	Dec. 31, 2024 [1]	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.04% [1]	(1.01%)	0.06% [1]	1.79%	1.35%	1.73% [4]
Bloomberg U.S. Intermediate Government/Credit Bond Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.00%		0.86%			1.71%
iShares Intermediate Government/Credit Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	2.90%		0.68%			1.53%
Performance Inception Date							Jan. 05, 2007
iShares Intermediate Government/Credit Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.49%		(0.24%)			0.64%
iShares Intermediate Government/Credit Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.70%		0.13%			0.79%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	The Fund has added this broad-based index in response to new regulatory requirements.
[3]	The Fund has added this broad-based index in response to new regulatory requirements.
[4]	The Fund has added this broad-based index in response to new regulatory requirements.